UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08295
                                                      ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------


                   Date of reporting period: February 28, 2005
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                       Value in US$
                                                                                       Shares                            (note 1)
                                                                                     ----------                        ------------
COMMON STOCKS - 74.99%

      Apparel - 0.59%
          Nike, Inc. ...........................................................       1,600                             $  139,120
          Wolverine World Wide, Inc. ...........................................       7,500                                166,875
                                                                                                                         ----------
                                                                                                                            305,995
                                                                                                                         ----------
      Banks - 2.57%
          M & T Bank Corporation ...............................................       2,030                                200,990
          Wells Fargo Company ..................................................      18,922                              1,123,588
                                                                                                                         ----------
                                                                                                                          1,324,578
                                                                                                                         ----------
      Beverages - 6.10%
          The Coca-Cola Company ................................................      73,430                              3,142,804
                                                                                                                         ----------

      Building Materials - 1.08%
       (a)American Standard Companies, Inc. ....................................      12,190                                558,302
                                                                                                                         ----------

      Chemicals - 1.20%
          The Sherwin-Williams Company .........................................      13,970                                618,871
                                                                                                                         ----------

      Commercial Services - 3.63%
          Aaron Rents, Inc. ....................................................       5,000                                102,300
          Cendant Corporation ..................................................      10,000                                221,200
       (a)Iron Mountain Incorporated ...........................................      11,650                                315,132
          Moody's Corporation ..................................................      14,705                              1,233,897
                                                                                                                         ----------
                                                                                                                          1,872,529
                                                                                                                         ----------
      Cosmetics & Personal Care - 3.06%
          The Gillette Company .................................................      31,380                              1,576,845
                                                                                                                         ----------

      Diversified Financial Services - 3.89%
          American Express Company .............................................      37,050                              2,006,258
                                                                                                                         ----------

      Electric - 0.93%
          Great Plains Energy Inc. .............................................       5,000                                154,950
       (a)Reliant Energy, Inc. .................................................      27,000                                323,730
                                                                                                                         ----------
                                                                                                                            478,680
                                                                                                                         ----------
      Food - 3.61%
          Cadbury Schweppes PLC ................................................      15,500                                614,885
          Sysco Corporation ....................................................      18,166                                625,274
          WM Wrigley Jr. Company ...............................................       9,300                                619,008
                                                                                                                         ----------
                                                                                                                          1,859,167
                                                                                                                         ----------
      Health Care Services - 0.00%
       (a)Five Star Quality Care, Inc. .........................................           4                                     32
                                                                                                                         ----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                       Value in US$
                                                                                       Shares                            (note 1)
                                                                                     ----------                        ------------
COMMON STOCKS - (Continued)

      Holding Companies - Diversified - 1.01%
          Leucadia National Corporation ........................................       15,450                            $  517,730
                                                                                                                         ----------

      Home Builders - 0.44%
       (a)Champion Enterprises Inc. ............................................        6,700                                69,345
          Winnebago Industries Inc. ............................................        4,500                               159,075
                                                                                                                         ----------
                                                                                                                            228,420
                                                                                                                         ----------
      Insurance - Multiline - 14.87%
          Alleghany Corp. ......................................................        1,200                               328,800
          AMBAC Financial Group, Inc. ..........................................        8,380                               651,796
          American International Group, Inc. ...................................       34,150                             2,281,220
       (a)Arch Capital Group Ltd. ..............................................        2,000                                82,960
          Endurance Specialty Holdings Ltd. ....................................       13,500                               482,625
          Fairfax Financial Holding Ltd. .......................................        2,000                               327,400
          Old Republic International Corp. .....................................       11,000                               263,890
          PartnerRe Ltd. .......................................................       11,005                               689,463
          RenaissanceRe Holdings Ltd. ..........................................       16,978                               808,492
          The Allstate Corporation .............................................       31,250                             1,677,500
          Transatlantic Holdings Inc. ..........................................        1,000                                67,100
                                                                                                                         ----------
                                                                                                                          7,661,246
                                                                                                                         ----------
      Insurance - Property & Casualty - 17.21%
          ACE Ltd. .............................................................       15,547                               691,220
          Fidelity National Financial, Inc. ....................................       17,463                               772,563
       (a)Markel Corp. .........................................................        8,200                             2,931,500
          The Chubb Corporation ................................................       15,400                             1,218,294
          The Progressive Corporation ..........................................        9,360                               815,256
          Wesco Financial Corp. ................................................          386                               152,470
          White Mountains Insurance Group Ltd. .................................        3,500                             2,287,250
                                                                                                                         ----------
                                                                                                                          8,868,553
                                                                                                                         ----------
      Media - 3.24%
       (a)Comcast Corp. ........................................................       12,500                               406,875
          Gannett Company, Inc. ................................................        2,698                               212,468
          The Washington Post Company ..........................................        1,170                             1,050,660
                                                                                                                         ----------
                                                                                                                          1,670,003
                                                                                                                         ----------
      Oil & Gas - 1.23%
          Exxon Mobil Corporation ..............................................        7,000                               443,170
          PetroChina Company Limited ...........................................        3,000                               188,790
                                                                                                                         ----------
                                                                                                                            631,960
                                                                                                                         ----------
      Packaging & Containers - 0.53%
       (a)Sealed Air Corporation ...............................................        5,252                               274,522
                                                                                                                         ----------

      Pipelines - 2.09%
          Kinder Morgan, Inc. ..................................................       13,400                             1,074,278
                                                                                                                         ----------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                       Value in US$
                                                                                       Shares                            (note 1)
                                                                                     ----------                        ------------
COMMON STOCKS - (Continued)

      Retail - 1.86%
          Costco Wholesale Corp. ...............................................        3,300                           $   139,770
          McDonald's Corp. .....................................................        7,000                               231,560
       (a)Payless ShoeSource, Inc. .............................................        6,000                                70,320
       (a)P.F. Chang's China Bistro, Inc. ......................................        1,000                                54,810
          The Gap, Inc. ........................................................       10,000                               213,300
       (a)Yum! Brands, Inc. ....................................................        5,150                               251,217
                                                                                                                       ------------
                                                                                                                             60,977
                                                                                                                       ------------
      Software - 2.11%
          Automatic Data Processing, Inc. ......................................       11,200                               481,152
          First Data Corporation ...............................................       14,770                               605,865
                                                                                                                       ------------
                                                                                                                          1,087,017
                                                                                                                       ------------
      Textiles - 3.74%
       (a)Mohawk Industries, Inc. ..............................................       21,495                             1,928,961
                                                                                                                       ------------


          Total Common Stocks (Cost $30,864,856) ............................................                            38,647,728
                                                                                                                       ------------

MUTUAL FUNDS - 3.82%

      Federation International Bond Fund .......................................      148,354                             1,768,384
      Templeton Global Income Fund Inc. ........................................       20,200                               201,596
                                                                                                                       ------------

          Total Mutual Funds (Cost $1,933,735) ..............................................                             1,969,980
                                                                                                                       ------------

PRIVATE INVESTMENT COMPANY - 2.87%

(b) Pamlico Enhanced Cash ......................................................     1,475,223                            1,475,223
          (Cost $1,475,223)                                                                                            ------------


                                                                               Interest            Maturity
                                                          Principal              Rate                Date
                                                         -----------         -----------          ---------

U.S. GOVERNMENT OBLIGATION - 15.52%

      United States Treasury Bill ....................    8,000,000              0.000%            3/3/2005               7,998,952
          (Cost $7,999,049)                                                                                            ------------


FOREIGN GOVERNMENT OBLIGATIONS - 2.99%

      New Zealand Government .........................    1,015,000              7.000%            07/15/09                 760,367
      New Zealand Government .........................    1,083,000              6.000%            11/15/11                 780,977
                                                                                                                       ------------
          Total Foreign Government Obligations (Cost $1,479,987) ..........................................               1,541,344
                                                                                                                       ------------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                       Value in US$
                                                                                                                         (note 1)
                                                                                                                       ------------

Total Value of Investments (Cost $43,752,850 (c)) ............................................            100.19 %     $ 51,633,227
Liabilities in Excess of Other Assets ........................................................             (0.19)%          (95,724)
                                                                                                        ---------      ------------
      Net Assets .............................................................................            100.00 %     $ 51,537,503
                                                                                                        =========      ============

     (a)  Non-income producing investment.

     (b)  Restricted  Security - A restricted  security cannot be resold to the general public without prior  registration under the
          Securities Act of 1933.  Restricted  securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  These  securities are purchased and redeemed on a continuous  basis as part of a short-term  cash investment program.  The program allows participants to purchase and redeem these securities on demand and therefore,  value per unit is the same as cost.

     (c)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation)
          of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation ...........................................................          $  8,462,710
          Aggregrate gross unrealized depreciation ..........................................................              (582,333)
                                                                                                                       ------------

                Net unrealized appreciation .................................................................          $  7,880,377
                                                                                                                       ============


          The following acronym is used in this portfolio:

          PLC - Public Limited Company (British)


Note 1 -


Security  Valuation - The Fund's  investments  in securities are carried at value.  Securities  listed on an exchange or quoted on a national  market  system  are  valued  at the last  sales  price as of 4:00  p.m.  Eastern  Time.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.
Securities and assets for which  representative  market  quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be accurately  valued using the Fund's normal pricing  procedures  are valued at fair value as  determined  in good faith under  policies  approved by the  Trustees.  A portfolio security's  "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.






Item 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: April 25, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date:  April 25, 2005